Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Projected benefit obligations	$ 4,492	$ 4,171
Accumulated benefit obligations	4,431	4,113
Fair value of plan assets	$ 2,411	$ 2,392